Offerings	Jul. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	3,750,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	The registration fee for securities is based on an estimate of the offering price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	562,500
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 2,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310.73
Offering Note	The registration fee for securities is based on an estimate of the offering price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

Reflects the additional shares that the underwriter has the option to purchase to cover over-allotments, if any.

The Registrant’s Registration Statement on Form F-1 (Registration No. 333-289240) was initially filed on August 5, 2025 and became effective on November 5, 2025 in accordance with the provisionsof section 8(a) of the Securities Act of 1933. There were no sales of the Registrant’s securities under such Registration Statement.